Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Excess tax benefits from share-based compensation	$ 8	$ 3	$ 2
Deferred tax assets	9
Increase in deferred tax asset valuation allowance	(3)
Valuation allowance	9	6
Impact on effective tax rate if tax benefits are recognized	7	$ 2	$ 6
Liability for unrecognized tax benefits	1
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	180
Tax credit carryovers	11
Foreign
Operating Loss Carryforwards [Line Items]
Tax credit carryovers	$ 1